Commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2022
Commitments, contingent liabilities and contingent assets
Commitments, contingent liabilities and contingent assets

30 Commitments, contingent liabilities and contingent assets

	2022	2021	2020
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	502	388	689

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as an intangible asset once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	11,729	1,320	2,662	2,698	5,049
Future potential revenue milestone payments	17,499	65	368	1,859	15,207

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (e.g. royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2022.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk-adjusted. As detailed in the Risk section from page 56, the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment.

They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2020, 2021 or 2022.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up legacy land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third-party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at a number of sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established in 1987 to own and manage certain assets of Stauffer Chemical Company acquired that year, and/or its indemnitees, have been named as PRPs or defendants at a number of sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or in progress. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges, where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2022 in the aggregate of $131m (2021: $90m; 2020: $100m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (i) the nature and extent of claims that may be asserted in the future; (ii) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (iii) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (iv) the potential for recoveries from or allocation of liability to third parties; and (v) the length of time that the environmental investigation, remediation and liability allocation process can take. As per our accounting policy on page 148, provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $113m and $188m (2021: $99m and $165m; 2020: $95m and $158m) which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

There is one matter, which is considered probable that an outflow will be required, but for which we are unable to make an estimate of the possible loss or range of possible losses at this stage.

We do not believe that disclosure of the amounts sought by plaintiffs, if known, would be meaningful with respect to these legal proceedings. This is due to a number of factors, including (i) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (ii) the entitlement of the parties to an action to appeal a decision; (iii) clarity as to theories of liability, damages and governing law; (iv) uncertainties in timing of litigation; and (v) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 30, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position including within the next financial year. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product. The consequences of any such loss could be a significant decrease in Product Sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed abbreviated new drug applications (ANDAs) in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to FDA approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2022, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Enhertu

US patent proceedings

In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited in the US District Court for the Eastern District of Texas alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca Pharmaceuticals LP co-commercialises Enhertu with Daiichi Sankyo, Inc. in the US. After trial in April 2022, the jury found that the patent was infringed and awarded Seagen $41.82m in past damages. In July 2022, the District Court entered final judgment and declined to enhance damages on the basis of willfulness. The parties await consideration of post-trial motions.

In December 2020 and January 2021, AstraZeneca and Daiichi Sankyo, Inc. filed post-grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, inter alia, that the Seagen patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but, in April 2022, the USPTO granted the rehearing requests, instituting both PGR petitions. Seagen subsequently disclaimed all patent claims at issue in one of the PGR proceedings. In July 2022, the USPTO reversed its institution decision and declined to institute the other PGR petition. AstraZeneca and Daiichi Sankyo, Inc. have requested reconsideration of the decision not to institute review of the patent.

Imfinzi

US patent proceedings

In March 2022, Bristol-Myers Squibb Co. and E.R. Squibb & Sons, LLC filed a lawsuit in US District Court for the District of Delaware against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi infringes several of their patents. Trial has been scheduled for April 2024.

Patent proceedings outside the US

In February 2022, in Japan, Ono Pharmaceuticals filed a lawsuit in Tokyo District Court, Civil Division against AstraZeneca alleging that AstraZeneca’s marketing of Imfinzi in Japan infringes several of their patents.

Imjudo

US patent proceedings

In January 2023, Bristol-Myers Squibb Co. and E.R. Squibb & Sons, LLC filed a lawsuit in US District Court for the District of Delaware against AstraZeneca alleging that AstraZeneca’s marketing of Imjudo infringes two of their patents.

Tagrisso

US patent proceedings

In September 2021, Puma Biotechnology, Inc. and Wyeth LLC filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca relating to Tagrisso. Trial has been scheduled for May 2024.

Movantik

US patent proceedings

In March 2020, Aether Therapeutics, Inc. filed a patent infringement lawsuit in the US District Court for the District of Delaware against AstraZeneca, Nektar Therapeutics and Daiichi Sankyo, Inc., relating to Movantik. Trial has been scheduled for March 2023.

Legal proceedings brought against AstraZeneca which have been concluded

Roxadustat

US patent proceedings

In April 2021, Akebia Therapeutics, Inc. (Akebia) and Otsuka America Pharmaceutical, Inc. (Otsuka) served AstraZeneca with a complaint seeking a declaration of invalidity and non-infringement for several of FibroGen, Inc’s (FibroGen) method of use patents related to HIF prolylhydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in the United States. In April 2022, this matter was dismissed and is now concluded.

Ultomiris

US patent proceedings

In November and December of 2018, Chugai Pharmaceutical Co., Ltd. (Chugai) filed lawsuits against Alexion in the Delaware District Court as well as in Tokyo District Court, alleging that Ultomiris infringed US and Japanese patents held by Chugai. In March 2022, Alexion entered into a settlement agreement with Chugai for $775m that resolved all patent disputes between the two companies related to Ultomiris. This matter is now concluded.

Legal proceedings brought by AstraZeneca considered to be contingent assets

Brilinta

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (the District Court) relating to patents listed in the FDA Orange Book with reference to Brilinta. In 2022, AstraZeneca entered into several separate settlements and the District Court entered consent judgments to dismiss each of the corresponding litigations. Additional proceedings are ongoing in the District Court. No trial date has been set.

Calquence

US patent proceedings

In February 2022, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleges that a generic version of Calquence, if approved and marketed, would infringe patents listed in the US FDA Orange Book with reference to Calquence that are owned or licensed by AstraZeneca. Trial has been scheduled for March 2025.

In February 2023, Sandoz Inc. filed a petition for inter partes review with the US Patent and Trademark Office (USPTO) of certain Calquence patent claims in US Patent No. 10,272,083 (the ‘083 patent). AstraZeneca has asserted claims for infringement of the ‘083 patent against Sandoz and other defendants in the US ANDA litigation. AstraZeneca is considering its response to Sandoz’s petition before the USPTO.

Daliresp

US patent proceedings

In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (the District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp. In 2022, AstraZeneca entered into a settlement and the District Court entered a consent judgment to dismiss the corresponding litigation. Additional ANDA challenges are pending.

Faslodex

Patent proceedings outside the US

In 2021 in Japan, AstraZeneca received notice from the Japan Patent Office (JPO) that Sandoz K.K. and Sun Pharma Japan Ltd. (Sun) were seeking to invalidate the Faslodex formulation patent. AstraZeneca defended the challenged patent, and Sun withdrew from the JPO patent challenge. In May 2022, the JPO held the hearing in the matter and issued its preliminary decision in September 2022 upholding various claims of the challenged patent and determining that other patent claims were invalid. A final JPO decision is forthcoming.

Tagrisso

Patent proceedings outside the US

In Russia in October 2021, AstraZeneca filed a lawsuit in the Arbitration Court of the Moscow Region (the Court) against Axelpharm, LLC to prevent it from obtaining authorisation to market a generic version of Tagrisso prior to the expiration of AstraZeneca’s patents covering Tagrisso. The lawsuit also names the Ministry of Health of the Russian Federation as a third party. In March 2022, the Court dismissed the lawsuit. In June 2022, the dismissal was affirmed on appeal. In January 2023, the dismissal was affirmed on further appeal. AstraZeneca is considering its option.

Farxiga/Forxiga

US patent proceedings

In 2018, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware (the District Court). In May 2021, trial against Zydus proceeded in the District Court and in October 2021, the District Court issued a decision finding the asserted claims of AstraZeneca’s patent as valid and infringed by Zydus’s ANDA product. In August 2022, Zydus appealed the District Court’s decision. In November 2022, Zydus’s appeal was dismissed. Additional ANDA challenges are pending.

Lokelma

US patent proceedings

In August 2022, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against multiple generic filers in the US District Court for the District of Delaware. Trial has been scheduled for March 2025.

Symbicort

US patent proceedings

AstraZeneca is involved in ongoing ANDA litigations with Mylan Pharmaceuticals Inc. (Mylan) and Kindeva Drug Delivery L.P. (Kindeva) brought in the US District Court for the Northern District of West Virginia (the District Court). In the actions, AstraZeneca alleges that the defendants' generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents.

In one of those matters, in November 2022, the District Court determined that the asserted patent was invalid. In November 2022, AstraZeneca appealed that decision to the United States Court of Appeals for the Federal Circuit (the Federal Circuit). With respect to the other matter, following a stipulation of infringement and validity by Mylan and Kindeva that was subject to certain appeal issues, in December 2022, the District Court issued a Final Judgment in favour of AstraZeneca. In December 2022, Mylan and Kindeva appealed the Final Judgment to the Federal Circuit. Both appeals are scheduled to be heard in March 2023.

Lynparza

US patent proceedings

In December 2022, AstraZeneca received a Paragraph IV notice letter from an ANDA filer relating to patents listed in the FDA Orange Book with reference to Lynparza. AstraZeneca is reviewing the notice letter.

Legal proceedings brought by AstraZeneca which have been concluded

Tagrisso

US patent proceedings

In February 2020, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware. In its complaint, AstraZeneca alleges that a generic version of Tagrisso, if approved and marketed, would infringe a US Orange Book-listed Tagrisso patent. In the fourth quarter of 2021 and April 2022, AstraZeneca entered into settlement agreements with Zydus Pharmaceuticals (USA) Inc., Cadila Healthcare Limited, MSN Laboratories Pvt. Ltd., MSN Pharmaceuticals Inc. and Alembic Pharmaceuticals Limited. These settlements resolve all US patent litigation between the parties relating to Tagrisso.

Product liability litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Farxiga and Xigduo XR

US proceedings

In several jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier's Gangrene and necrotising fasciitis, from treatment with Farxiga and/or Xigduo XR. A majority of these claims are filed in Delaware state court and remain pending. One case, filed in state court in Minnesota, is scheduled for trial in October 2023.

Nexium and Losec/Prilosec

US proceedings

In the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries. In May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in District Court in New Jersey for pre-trial purposes. A bellwether trial has been scheduled for June 2023, with subsequent bellwether trials scheduled for July and September 2023. In addition to the MDL cases, there are cases filed in several state courts around the US; a case that was previously set to go to trial in Delaware state court was dismissed in October 2022.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs. One such claim is filed in the US District Court for the Middle District of Louisiana and was scheduled to go to trial in January 2023. That case has been postponed and a new trial date has not yet been set.

Canada proceedings

In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits have been dismissed, one in 2019 and one in 2021. The third lawsuit seeks authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec.

Onglyza and Kombiglyze

US proceedings

In the US, AstraZeneca is defending various lawsuits alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In February 2018, the Judicial Panel on Multidistrict Litigation ordered the transfer of various pending federal actions to the US District Court for the Eastern District of Kentucky (the District Court) for consolidated pre-trial proceedings with the federal actions pending in the District Court. In the California State Court coordinated proceeding, AstraZeneca’s motion for summary judgment was granted in March 2022. The District Court granted AstraZeneca’s motion for summary judgment in August 2022. Plaintiffs are in the process of appealing both decisions.

Legal proceedings brought against AstraZeneca which have been concluded

Byetta/Bydureon

US proceedings

In the US, Amylin Pharmaceuticals, LLC (a wholly owned subsidiary of AstraZeneca) and AstraZeneca are among multiple defendants in various lawsuits filed in federal and state courts involving claims of physical injury from treatment with Byetta and/or Bydureon. The lawsuits allege several types of injuries including pancreatic cancer and thyroid cancer. A multidistrict litigation was established in the US District Court for the Southern District of California (the District Court) in regard to the alleged pancreatic cancer cases in federal courts. Further, a coordinated proceeding has been established in Superior Court in Los Angeles, California (the California Court) for cases in California state courts. In March and April 2021, the District Court and the California Court respectively granted the Defendants’ summary judgment motions, dismissing all cases alleging pancreatic cancer with prejudice. All remaining claims in both courts, including those alleging thyroid cancer, have since been dismissed. This matter is now concluded.

Commercial litigation

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Alexion Shareholder Litigation (US)

In December 2016, putative securities class action lawsuits were filed in the US District Court for the District of Connecticut (the District Court) against Alexion and certain officers and directors, on behalf of purchasers of Alexion publicly traded securities during the period 30 January 2014 through 26 May 2017. The amended complaint alleges that defendants engaged in securities fraud, including by making misrepresentations and omissions in its public disclosures concerning Alexion’s Soliris sales practices, management changes, and related investigations. In August 2021, the District Court issued a decision denying in part Defendants’ motion to dismiss the matter. Plaintiffs’ motion for class certification, which Alexion opposed in April 2022, remains pending.

Anti-Terrorism Act Civil Lawsuit

In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in US District Court for the District of Columbia (the District Court) by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2013. The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. In July 2020, the District Court granted AstraZeneca’s and the other defendants’ motion and dismissed the lawsuit, and the plaintiffs appealed to the DC Circuit Court of Appeals (the Appellate Court). In January 2022, a panel of the Appellate Court reversed the dismissal and remanded the case back to the District Court. AstraZeneca and the other defendants have filed petitions requesting en banc review by the entire Appellate Court, which were denied in February 2023.

AZD1222 Securities Litigation

In January 2021, putative securities class action lawsuits were filed in the US District Court for the Southern District of New York (the District Court) against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities during a period later amended to cover 15 June 2020 through 29 January 2021. The Amended Complaint alleges that defendants made materially false and misleading statements in connection with the development of AZD1222, AstraZeneca’s vaccine for the prevention of COVID-19. In September 2022, the District Court granted AstraZeneca’s motion to dismiss the Amended Complaint with prejudice, disallowing any further amendments. Plaintiffs have appealed this decision.

Definiens

In Germany, in July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (the Sellers) regarding the 2014 Share Purchase Agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. The arbitration hearing has been scheduled for March 2023.

Employment Litigation (US)

In December 2022, AstraZeneca was served with a lawsuit filed by seven former employees in the US District Court for the District of Delaware asserting age, religion, and disability discrimination claims related to AstraZeneca’s COVID-19 vaccine mandate. These claims are pled on a single-plaintiff and class action basis.

Equity Litigation (US)

AstraZeneca was defending a putative class and collective action matter in the US District Court for the Northern District of Illinois brought by three named plaintiffs, who are former AstraZeneca pharmaceutical sales representatives. The case involved claims under the federal and Illinois Equal Pay Acts, with the plaintiffs alleging they were paid less than male employees who performed substantially similar and/or equal work. The plaintiffs sought various damages on behalf of themselves and the putative class and/or collective, including without limitation backpay, liquidated damages, compensatory and punitive damages, attorneys’ fees, and interest. In January 2023, the District Court granted AstraZeneca’s motion to dismiss plaintiffs’ complaint.

Portola Shareholder Litigation

In the US, in connection with Alexion’s July 2020 acquisition of Portola Pharmaceuticals, Inc (Portola), Alexion assumed litigation to which Portola is a party. In January 2020, putative securities class action lawsuits were filed in the US District Court for the Northern District of California against Portola and certain officers and directors, on behalf of purchasers of Portola publicly traded securities during the period 8 January 2019 through 26 February 2020. The operative complaints allege that defendants made materially false and/or misleading statements or omissions with regard to Andexxa. In June 2022, the parties reached a settlement in principle of this matter, which is subject to court approval.

Seroquel XR (Antitrust Litigation)

In the US in 2019, AstraZeneca was named in several related complaints brought in the US District Court for the Southern District of New York (the District Court), including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR, that allege AstraZeneca and generic drug manufacturers violated US antitrust laws when settling patent litigation related to Seroquel XR. In July 2022, in response to AstraZeneca’s motion, the District Court dismissed all claims relating to the settlement with one of the generic manufacturers but denied the motion with respect to all claims relating to the second generic manufacturer and allowed those claims to proceed.

Syntimmune

In connection with Alexion’s prior acquisition of Syntimmune, Inc., (Syntimmune) in December 2020, Alexion was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to the 2018 merger agreement. The stockholders’ representative alleges that Alexion failed to meet its obligations under the merger agreement to use commercially reasonable efforts to achieve the milestones. Alexion also filed a claim for breach of the representations in the 2018 merger agreement.

Legal proceedings brought against AstraZeneca which have been concluded

Array BioPharma

In December 2017, AstraZeneca was served with a complaint filed in New York State court by Array BioPharma, Inc. (Array) alleging breaches of contractual obligations relating to a 2003 collaboration agreement between AstraZeneca and Array. In May 2022, the parties resolved this dispute. This matter is now concluded.

Legal proceedings brought by AstraZeneca considered to be contingent assets

PARP Inhibitor Royalty Dispute

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc, ‘GSK’) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales alleging that GSK has failed to pay all of the royalties due on niraparib sales under the license agreements. The case has been transferred to the Chancery Division and the trial has been scheduled for March 2023.

Government investigations/proceedings

Legal proceedings brought against AstraZeneca considered to be contingent liabilities

Brazilian tax assessment matter

In connection with an ongoing matter, in August 2019, the Brazilian Federal Revenue Service provided a Notice of Tax and Description of the Facts (the Tax Assessment) to two Alexion subsidiaries (the Brazil Subsidiaries), as well as to two additional entities, a logistics provider utilised by Alexion and a distributor. The Tax Assessment focuses on the importation of Soliris vials pursuant to Alexion’s free drug supply to patients programme in Brazil.

Alexion prevailed in the first level of administrative appeals in the Brazilian federal administrative proceeding system based on a deficiency in the Brazil Tax Assessment. The decision was subject to an automatic (ex officio) appeal to the second level of the administrative courts, which is pending.

COVID-19 vaccine supply and manufacturing inquiries

In February 2022, a Brazilian Public Prosecutor filed a lawsuit against several defendants including the Brazilian Federal Government, AstraZeneca, and other COVID-19 vaccine manufacturers. In April 2022, a Brazilian Court issued an order dismissing the lawsuit. An appeal is pending.

Turkish Ministry of Health matter

In Turkey, in July 2020, the Turkish Ministry of Health (Ministry of Health) initiated an investigation regarding payments to healthcare providers by Alexion Turkey and former employees and consultants. The investigation arose from Alexion’s disclosure of a $21.5m civil settlement with the US Securities & Exchange Commission (SEC) in July 2020 fully resolving the SEC’s investigation into possible violations of the FCPA. In September 2021, the Ministry of Health completed its draft investigation report, and referred the matter to the Ankara Public Prosecutor’s Office with a recommendation for further proceedings against certain former employees.

Texas Qui Tam

US proceedings

In December 2022, AstraZeneca was served with an unsealed civil lawsuit brought by a qui tam relator on behalf of the State of Texas in Texas state court, which alleges that AstraZeneca engaged in unlawful marketing practices.

Vermont US Attorney investigation

US proceedings

In April 2020, AstraZeneca received a Civil Investigative Demand from the US Attorney’s Office in Vermont and the Department of Justice, Civil Division, seeking documents and information relating to AstraZeneca’s relationships with electronic health-record vendors. AstraZeneca is cooperating with this enquiry.

Legal proceedings brought against AstraZeneca which have been concluded

Brazilian operations investigation

In May 2017, Brazilian authorities seized records and data from Alexion’s Brazil offices as part of an investigation being conducted into Alexion’s Brazilian operations. AstraZeneca cooperated with this enquiry. The prosecutor recommended discontinuance in September 2022 after determining that there was insufficient evidence to support a legal claim. The judicial authority approved discontinuance of the investigation, without any further enforcement action, in November 2022. This matter is now concluded.

COVID-19 vaccine supply and manufacturing inquiries

In June 2021, Argentina’s Federal Criminal Prosecutor’s Office (the Prosecutor) contacted AstraZeneca Argentina seeking documents and electronic records in connection with a local criminal investigation relating to the public procurement and supply of Vaxzevria in that country. In October 2021, the Prosecutor filed a submission with the presiding court requesting dismissal of the criminal investigation, and that request was granted by the court in February 2022. This matter is now closed.

Legal proceedings brought by AstraZeneca which have been concluded

Canadian pricing matter

In October 2017, Alexion filed proceedings in the Federal Court of Canada to seek judicial review of a determination by the Canadian Patented Medicine Prices Review Board (PMPRB) that Alexion had excessively priced Soliris in a manner inconsistent with the Canadian pricing rules and guidelines. In June 2022, the parties resolved this matter. This matter is now concluded.

Other

US 340B litigations and proceedings

US proceedings

AstraZeneca is involved in several matters relating to its contract pharmacy recognition policy under the 340B Drug Pricing Program in the US. AstraZeneca has sought to intervene in three lawsuits against several US government agencies and their officials relating to the appropriate interpretation of the governing statute for the 340B Drug Pricing Program. Two of the three cases are currently stayed pending further proceedings and the third case has been dismissed.

Administrative Dispute Resolution proceedings have also been initiated against AstraZeneca before the US Health Resources and Services Administration.

As previously disclosed, in January 2021, AstraZeneca filed a separate lawsuit in the US District Court for the District of Delaware alleging that an Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act. In June 2021, the District Court found in favour of AstraZeneca, invalidating the Advisory Opinion. Prior to the District Court’s ruling, however, in May 2021, the US government issued new and separate letters to AstraZeneca (and other companies) asserting that our contract pharmacy policy violates the 340B statute. AstraZeneca amended the complaint to include allegations challenging the letter sent in May, and in February 2022, the District Court ruled in favour of AstraZeneca invalidating those letters sent by the US Government. In January 2023, the Court of Appeals affirmed the District Court decision in AstraZeneca’s favour.

In September 2021, AstraZeneca was served with a class-action antitrust complaint filed in the US District Court for the Western District of New York (the District Court) by Mosaic Health alleging a conspiracy to restrict access to 340B discounts in the diabetes market through contract pharmacies. In September 2022, the District Court granted Defendants’ motion to dismiss the Complaint. Plaintiffs are now seeking leave to amend their complaint.

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

AstraZeneca considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If it is concluded that it is not probable that the taxation authority will accept an uncertain tax treatment, where tax exposures can be quantified, a tax liability is recognised based on either the most likely amount method or the expected value method depending on which method management expects to better predict the resolution of the uncertainty. Tax liabilities for uncertain tax treatments can be built up over a long period of time but the resolution of such tax exposures usually occurs at a point in time, and given the inherent uncertainties in assessing the outcomes of these exposures (which sometimes can be binary in nature), we could, in future periods, experience adjustments to the liabilities recognised in respect of uncertain tax treatments that have a material positive or negative effect on our results in any particular period. Details of the movements in relation to material uncertain tax treatments are discussed below.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Tax liabilities recognised for uncertain tax treatments require management to make key judgements with respect to the outcome of current and potential future tax audits, and actual results could vary from these estimates.

The total net tax liability recognised in the Group Financial Statements in respect of uncertain tax positions is $830m (2021: $768m; 2020: $1,014m). The net tax liability consists of $632m (2021: $702m; 2020: $852m) included within income tax payable, $20m (2021: $17m; 2020: $nil) included within deferred tax liability and $291m (2021: $(33)m; 2020: $76m) included within deferred tax asset, partially offset by $113m (2021: additional $82m; 2020: additional $86m) included within income tax receivable.

Transfer pricing

The net tax liability included in the Group Financial Statements to cover the worldwide exposure to uncertain tax treatments is $260m (2021: $77m; 2020: $287m). These matters can be complex and judgemental. The liability includes uncertain tax treatments which are estimated using the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities and could change in the future to reflect progress in tax authority reviews, the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

For transfer pricing matters, including items under tax audit, AstraZeneca estimates the potential for additional tax liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $245m (2021: $48m; 2020: $251m) including associated interest.

There were no uncertain tax treatments relating to transfer pricing which give rise to potential for additional tax liabilities where the possibility of the additional liabilities falling due is more than remote.

Management believes that it is unlikely that these additional liabilities will arise. It is possible that some of these contingencies may change in the future to reflect progress in tax authority reviews, to the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods. Management continues to believe that AstraZeneca’s positions on all its transfer pricing positions, audits and disputes are robust, and that AstraZeneca has recognised appropriate tax balances, including consideration of whether corresponding relief will be available under Mutual Agreement procedures or unilaterally.

The increase in the net tax liability for uncertain tax positions relating to transfer pricing of $183m compared with 2021 is mainly as a result of an increase of tax liabilities arising from updates to estimates of prior period tax liabilities following progression of tax authority reviews.

Other uncertain tax treatments

Included in the net tax liability is $570m (2021: $691m; 2020: $727m) relating to a number of other uncertain tax treatments. The decrease of $121m in the net tax liability relating to the other uncertain tax treatments mainly relates to releases of tax liabilities following the expiry of the relevant statute of limitations and exchange rate effects. The majority of the liability relates to tax liabilities in respect of uncertain tax treatments which are estimated using the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities and could change in the future to reflect progress in tax authority reviews, the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

For these other tax liabilities in respect of uncertain tax treatments, AstraZeneca estimates the potential for additional liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $209m (2021: $273m; 2020: $293m) including associated interest. It is possible that some of these liabilities may reduce in the future if any tax authority challenge is concluded or matters lapse following expiry of the relevant statutes of limitation, resulting in a reduction in the tax charge in future periods.

For uncertain tax treatments relating to other tax matters for which no tax liability has been recognised, AstraZeneca estimates the potential for additional tax liabilities where the possibility of the additional liabilities falling due is more than remote to be up to $280m (2021: $325m; 2020: $224m) including associated interest.

Timing of cash flows and interest

The Group is currently under audit in several countries and the timing of any resolution of these audits is uncertain.

It is not possible to estimate the timing of tax cash flows in relation to each outcome. It is anticipated that tax payments may be required in relation to a number of significant disputes which may be resolved over the next one to two years. AstraZeneca considers the tax liabilities set out above to appropriately reflect the expected value of any final settlement. Some of the items discussed above are not currently within the scope of tax authority audits and may take longer to resolve.

Included within other payables is a net amount of interest arising on tax contingencies of $106m (2021: $85m; 2020: $82m).